Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Other commitments [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 107,707	$ 155,163
Net change on exposures	(28,756)	(47,456)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total	78,951	107,707
Gross carrying amount [member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	107,707	155,163
Net change on exposures	(28,756)	(47,456)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total	78,951	107,707
Gross carrying amount [member] | Stage 1 Group ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 3 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures	30
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total	30
ECL [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures	30
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total	30
ECL [Member] | Stage 1 Group ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member] | Stage 3 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Total